Transamerica Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.9%
ABFC Trust
Series 2004-OPT5, Class A1,
1-Month LIBOR + 0.70%, 2.96% (A), 06/25/2034	$ 109,649	$ 103,087
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-R10, Class M2,
1-Month LIBOR + 0.65%, 2.90% (A), 01/25/2036	10,062	10,051
AMMC CLO 20 Ltd.
Series 2017-20A, Class AR,
3-Month LIBOR + 0.87%, 3.61% (A), 04/17/2029 (B)	1,037,447	1,025,984
Apres Static CLO Ltd.
Series 2019-1A, Class A1R,
3-Month LIBOR + 1.07%, 3.58% (A), 10/15/2028 (B)	656,848	651,526
Aqueduct European CLO DAC
Series 2017-1A, Class AR,
3-Month EURIBOR + 0.64%, 0.69% (A), 07/20/2030 (B)	EUR 1,546,573	1,544,747
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL4, Class A,
1-Month LIBOR + 1.35%, 3.35% (A), 11/15/2036 (B)	$ 1,600,000	1,556,701
Series 2022-FL1, Class A,
1-Month SOFR + 1.45%, 2.87% (A), 01/15/2037 (B)	1,400,000	1,362,451
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.98%, 3.23% (A), 03/25/2035	372,746	371,636
Series 2006-HE1, Class 1M2,
1-Month LIBOR + 0.65%, 2.90% (A), 12/25/2035	467,398	466,099
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 2.50% (A), 12/25/2036	2,694,602	2,622,828
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 2.92% (A), 10/25/2032	1,594	1,566
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R,
3-Month LIBOR + 1.18%, 3.94% (A), 10/22/2030 (B)	1,499,990	1,482,304
BlueMountain Fuji CLO II DAC
Series 2017-2A, Class AR,
3-Month EURIBOR + 0.65%, 0.65% (A), 07/15/2030 (B)	EUR 1,146,546	1,144,305
BRSP Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.15%, 3.27% (A), 08/19/2038 (B)	$ 1,700,000	1,634,989

	Principal	Value
ASSET-BACKED SECURITIES (continued)
BSPDF Issuer Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.20%, 3.20% (A), 10/15/2036 (B)	$ 1,700,000	$ 1,613,544
C-BASS Trust
Series 2007-CB1, Class AF1A,
1-Month LIBOR + 0.07%, 2.33% (A), 01/25/2037	279,622	99,331
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates Trust
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 3.20% (A), 10/25/2034	963,784	937,472
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1,
4.35% (A), 10/25/2037 (B)	454,451	434,283
Crestline Denali CLO XV Ltd.
Series 2017-1A, Class AR,
3-Month LIBOR + 1.03%, 3.74% (A), 04/20/2030 (B)	1,645,355	1,618,384
CWABS Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1-Month LIBOR + 0.69%, 2.95% (A), 05/25/2036	578,742	574,663
Series 2006-14, Class 1A,
1-Month LIBOR + 0.14%, 2.40% (A), 02/25/2037	569,090	531,088
Series 2006-15, Class A6,
4.36% (A), 10/25/2046	176,827	175,779
Series 2006-2, Class M1,
1-Month LIBOR + 0.60%, 2.86% (A), 06/25/2036	134,071	132,955
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR,
3-Month SOFR + 1.25%, 3.73% (A), 01/17/2033 (B)	1,600,000	1,570,543
Evergreen Credit Card Trust
Series 2019-2, Class A,
1.90%, 09/15/2024 (B)	2,000,000	1,997,675
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M2,
1-Month LIBOR + 0.93%, 3.19% (A), 10/25/2034	850,843	836,212
Series 2006-FF14, Class A6,
1-Month LIBOR + 0.31%, 2.57% (A), 10/25/2036	2,000,000	1,581,515
HalseyPoint CLO 3 Ltd.
Series 2020-3A, Class A1A,
3-Month LIBOR + 1.45%, 4.23% (A), 11/30/2032 (B)	1,500,000	1,481,094
Harvest CLO XX DAC
Series 20A, Class AR,
3-Month EURIBOR + 0.68%, 0.73% (A), 10/20/2031 (B)	EUR 1,400,000	1,381,971
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 2.86% (A), 11/25/2032	$ 1,026	933

Transamerica Funds	Page 1

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 2.48% (A), 04/25/2037	$ 324,108	$ 253,314
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5,
1-Month LIBOR + 0.26%, 2.52% (A), 03/25/2037	1,610,722	1,586,671
LCM XIII LP
Series 13A, Class AR3,
3-Month LIBOR + 0.87%, 3.61% (A), 07/19/2027 (B)	1,297,518	1,281,297
LCM XV LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 3.71% (A), 07/20/2030 (B)	1,434,625	1,410,549
Lendmark Funding Trust
Series 2021-1A, Class A,
1.90%, 11/20/2031 (B)	1,600,000	1,412,972
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 3.13% (A), 05/15/2028 (B)	92,777	92,085
Series 2021-CRE6, Class A,
1-Month LIBOR + 1.30%, 3.30% (A), 11/15/2038 (B)	1,600,000	1,534,987
Merrill Lynch Mortgage Investors Trust
Series 2006-FM1, Class A2C,
1-Month LIBOR + 0.32%, 2.58% (A), 04/25/2037	1,293,528	756,886
MF1 Ltd.
Series 2020-FL4, Class A,
1-Month SOFR + 1.81%, 3.77% (A), 11/15/2035 (B)	1,241,977	1,226,932
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 02/25/2037	79,334	57,550
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	141,249	79,359
MP CLO VII Ltd.
Series 2015-1A, Class AR3,
3-Month LIBOR + 0.89%, 3.63% (A), 10/18/2028 (B)	1,635,099	1,601,250
New Century Home Equity Loan Trust
Series 2006-1, Class A2B,
1-Month LIBOR + 0.36%, 2.62% (A), 05/25/2036	26,278	25,625
Newcastle Mortgage Securities Trust
Series 2006-1, Class M5,
1-Month LIBOR + 0.72%, 2.98% (A), 03/25/2036	1,700,000	1,577,279
Option One Mortgage Loan Trust
Series 2006-3, Class 2A3,
1-Month LIBOR + 0.14%, 2.40% (A), 02/25/2037	2,392,911	1,295,726
Series 2007-4, Class 2A4,
1-Month LIBOR + 0.31%, 2.57% (A), 04/25/2037	3,313,514	2,006,900

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR,
3-Month LIBOR + 1.16%, 3.87% (A), 07/20/2032 (B)	$ 1,600,000	$ 1,555,291
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCW2, Class M2,
1-Month LIBOR + 0.80%, 3.05% (A), 07/25/2035	181,418	179,590
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1,
1-Month LIBOR + 0.59%, 2.84% (A), 02/25/2036	128,412	127,001
Rad CLO 5 Ltd.
Series 2019-5A, Class AR,
3-Month LIBOR + 1.12%, 3.90% (A), 07/24/2032 (B)	1,600,000	1,564,960
Saranac CLO VI Ltd.
Series 2018-6A, Class A1R,
3-Month LIBOR + 1.14%, 2.86% (A), 08/13/2031 (B)	1,700,000	1,663,839
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A,
1-Month LIBOR + 0.12%, 2.38% (A), 12/25/2036	55,867	15,369
Shackleton CLO Ltd.
Series 2014-5RA, Class A,
3-Month LIBOR + 1.10%, 2.47% (A), 05/07/2031 (B)	1,500,000	1,468,824
SLM Student Loan Trust
Series 2005-4, Class A3,
3-Month LIBOR + 0.12%, 2.90% (A), 01/25/2027	188,423	187,512
Sound Point CLO XII Ltd.
Series 2016-2A, Class AR2,
3-Month LIBOR + 1.05%, 3.76% (A), 10/20/2028 (B)	1,224,020	1,209,052
Structured Asset Investment Loan Trust
Series 2003-BC6, Class M1,
1-Month LIBOR + 1.13%, 3.38% (A), 07/25/2033	770,123	755,670
Series 2004-7, Class M1,
1-Month LIBOR + 1.05%, 3.31% (A), 08/25/2034	63,075	62,850
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC1, Class A6,
1-Month LIBOR + 0.27%, 2.53% (A), 03/25/2036	561,631	513,383
STWD Ltd.
Series 2022-FL3, Class A,
1-Month SOFR + 1.35%, 2.77% (A), 11/15/2038 (B)	1,600,000	1,544,019
TCI-Symphony CLO Ltd.
Series 2016-1A, Class AR2,
3-Month LIBOR + 1.02%, 3.48% (A), 10/13/2032 (B)	1,600,000	1,562,622

Transamerica Funds	Page 2

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Toro European CLO 7 DAC
Series 7A, Class ARE,
3-Month EURIBOR + 0.81%, 0.81% (A), 02/15/2034 (B)	EUR 1,800,000	$ 1,765,484
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR + 1.65%, 3.07% (A), 02/15/2039 (B)	$ 1,600,000	1,555,784
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	740	737
Series 2004-20C, Class 1,
4.34%, 03/01/2024	7,451	7,375
Venture XXVIII CLO Ltd.
Series 2017-28A, Class A2R,
3-Month LIBOR + 0.99%, 3.70% (A), 07/20/2030 (B)	1,700,000	1,667,890
Wellfleet CLO Ltd.
Series 2017-1A, Class A1RR,
3-Month LIBOR + 0.89%, 3.60% (A), 04/20/2029 (B)	1,173,934	1,161,040
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.72%, 2.98% (A), 12/25/2035	1,126,948	1,121,508

Total Asset-Backed Securities (Cost $64,308,075)		64,834,898

CORPORATE DEBT SECURITIES - 30.4%
Aerospace & Defense - 0.2%
BAE Systems PLC
1.90%, 02/15/2031 (B)	1,400,000	1,172,308

Airlines - 0.9%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,426,516	1,259,717
3.58%, 07/15/2029	1,357,321	1,248,040
Delta Air Lines Pass-Through Trust
2.00%, 12/10/2029	1,408,659	1,224,860
United Airlines Pass-Through Trust
5.88%, 04/15/2029	1,309,780	1,320,448

		5,053,065

Automobiles - 0.5%
Nissan Motor Co. Ltd.
2.65%, 03/17/2026 (C)	EUR 1,300,000	1,283,105
4.81%, 09/17/2030 (B)	$ 1,600,000	1,458,822

		2,741,927

Banks - 6.9%
AIB Group PLC
4.75%, 10/12/2023 (B)	1,900,000	1,896,918
Bank of America Corp.
Fixed until 09/25/2024, 0.98% (A), 09/25/2025	1,500,000	1,399,347
Fixed until 04/25/2024, 3.84% (A), 04/25/2025	1,400,000	1,396,752

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 3.67% (A), 07/20/2023 (B)	$ 2,200,000	$ 2,208,448
Barclays Bank PLC
7.63%, 11/21/2022	805,000	810,422
Barclays PLC
Fixed until 10/06/2022, 2.38% (A), 10/06/2023 (C)	GBP 600,000	729,403
Fixed until 09/15/2022 (D), 7.88% (A) (C)	600,000	732,869
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (A), 09/30/2028 (B)	$ 1,600,000	1,383,267
Fixed until 02/25/2031 (D), 4.63% (A) (B)	1,600,000	1,288,505
BPCE SA
SOFR + 2.87%, 5.75% (A), 07/19/2033 (B)	2,700,000	2,778,244
Citigroup, Inc.
Fixed until 06/03/2030, 2.57% (A), 06/03/2031 (E)	1,800,000	1,567,775
3-Month LIBOR + 1.43%, 3.01% (A), 09/01/2023	500,000	499,810
Fixed until 03/17/2025, 3.29% (A), 03/17/2026 (E)	1,500,000	1,464,873
Cooperatieve Rabobank UA
Fixed until 02/24/2026, 1.11% (A), 02/24/2027 (B)	1,700,000	1,516,237
Lloyds Banking Group PLC
4.00%, 03/07/2025	AUD 2,000,000	1,376,955
Fixed until 06/27/2025 (D), 4.95% (A) (C)	EUR 500,000	501,955
Mizuho Financial Group, Inc.
Fixed until 07/10/2030, 2.20% (A), 07/10/2031	$ 1,500,000	1,240,243
NatWest Markets PLC
3.48%, 03/22/2025 (B)	1,500,000	1,473,955
Santander Holdings USA, Inc.
Fixed until 01/06/2027, 2.49% (A), 01/06/2028	1,600,000	1,423,229
Societe Generale SA
4.25%, 09/14/2023 (B)	1,800,000	1,804,216
Standard Chartered PLC
Fixed until 11/23/2024, 1.82% (A), 11/23/2025 (B)	1,600,000	1,491,382
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,600,000	1,424,551
UniCredit SpA
7.83%, 12/04/2023 (B)	4,100,000	4,213,652
Virgin Money PLC
Fixed until 09/25/2025, 4.00% (A), 09/25/2026 (C)	GBP 100,000	119,000
Wells Fargo & Co.
Fixed until 05/19/2024, 0.81% (A), 05/19/2025	$ 1,600,000	1,510,305
Fixed until 06/02/2027, 2.39% (A), 06/02/2028	1,300,000	1,192,107

		37,444,420

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 06/01/2060	1,500,000	1,438,931
Bacardi Ltd.
4.45%, 05/15/2025 (B)	1,200,000	1,197,862

		2,636,793

Transamerica Funds	Page 3

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.4%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 2.96% (A), 06/12/2024 (B)	$ 1,800,000	$ 1,804,400
Fixed until 12/18/2024 (D), 6.25% (A) (B)	400,000	382,808
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/2022	1,000,000	999,291
Deutsche Bank AG
Fixed until 11/16/2026, 2.31% (A), 11/16/2027	1,500,000	1,302,349
3.30%, 11/16/2022	1,900,000	1,897,093
3.95%, 02/27/2023	1,900,000	1,898,895
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.17%, 2.58% (A), 05/15/2026	1,600,000	1,567,844
3.00%, 03/15/2024	1,500,000	1,486,073
Nomura Holdings, Inc.
2.68%, 07/16/2030	1,200,000	1,009,399
UBS AG
7.63%, 08/17/2022	600,000	600,709

		12,948,861

Chemicals - 0.2%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (B)	1,600,000	1,371,740

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance Ltd.
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (F)	2,235,728	514,217
6.72%, 12/01/2022 (B)	54,898	53,526
Odebrecht Oil & Gas Finance Ltd.
Zero Coupon, 08/29/2022 (B) (D)	266,175	1,065

		568,808

Consumer Finance - 1.3%
Ford Motor Credit Co. LLC
3-Month EURIBOR + 0.73%, 0.32% (A), 11/15/2023	EUR 1,400,000	1,400,707
1.74%, 07/19/2024	1,500,000	1,477,344
3.81%, 01/09/2024	$ 1,600,000	1,580,475
Nissan Motor Acceptance Co. LLC
2.60%, 09/28/2022 (B)	500,000	498,968
3-Month LIBOR + 0.69%, 2.92% (A), 09/28/2022 (B)	1,600,000	1,597,103
Volkswagen Bank GmbH
2.50%, 07/31/2026 (C)	EUR 600,000	617,298

		7,171,895

Diversified Financial Services - 1.0%
BGC Partners, Inc.
5.38%, 07/24/2023	$ 1,500,000	1,510,634
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	1,100,000	911,746
Jyske Realkredit AS
1.50%, 10/01/2053	DKK 7,848,918	897,025
Realkredit Danmark AS
1.50%, 10/01/2053 (C)	3,043,603	334,296
SMBC Aviation Capital Finance DAC
4.13%, 07/15/2023 (B)	$ 1,800,000	1,789,647

		5,443,348

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.3%
AT&T, Inc.
2.75%, 06/01/2031	$ 1,800,000	$ 1,615,850

Electric Utilities - 3.3%
Alabama Power Co.
1.45%, 09/15/2030	700,000	591,430
Duke Energy Progress LLC
3.40%, 04/01/2032	1,700,000	1,650,080
Enel Finance International NV
2.25%, 07/12/2031 (B)	1,700,000	1,342,430
2.65%, 09/10/2024 (B)	1,800,000	1,741,011
Evergy, Inc.
2.45%, 09/15/2024	1,600,000	1,552,806
JSW Hydro Energy Ltd.
4.13%, 05/18/2031 (C)	1,380,000	1,190,250
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 0.27%, 1.77% (A), 02/22/2023	2,000,000	1,990,376
Pacific Gas & Electric Co.
3.15%, 01/01/2026	1,800,000	1,676,162
3.75%, 02/15/2024 (G) (H)	1,700,000	1,667,937
Southern California Edison Co.
3-Month SOFR + 0.47%, 2.14% (A), 12/02/2022	1,700,000	1,696,919
2.50%, 06/01/2031	1,600,000	1,391,958
Southern Power Co.
0.90%, 01/15/2026	1,700,000	1,543,267

		18,034,626

Electrical Equipment - 0.2%
ReNew Wind Energy AP2 / ReNew Power Pvt. Ltd.
4.50%, 07/14/2028 (B) (I)	1,600,000	1,313,387

Energy Equipment & Services - 0.2%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy
6.25%, 12/10/2024 (C)	1,400,000	1,365,000

Equity Real Estate Investment Trusts - 3.9%
Agree LP
2.90%, 10/01/2030	1,600,000	1,391,629
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,300,000	1,020,378
American Tower Corp.
2.40%, 03/15/2025	1,800,000	1,725,219
Crown Castle International Corp.
3.70%, 06/15/2026	1,700,000	1,677,059
Equinix, Inc.
1.55%, 03/15/2028	1,700,000	1,479,806
Federal Realty OP LP
3.50%, 06/01/2030	600,000	555,982
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,400,000	1,124,779
Mid-America Apartments LP
1.70%, 02/15/2031	1,500,000	1,225,386
National Retail Properties, Inc.
3.50%, 10/15/2027	1,600,000	1,529,319
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	1,600,000	1,329,297
Realty Income Corp.
3.40%, 01/15/2028	1,500,000	1,450,740
SBA Tower Trust
2.33%, 07/15/2052 (B)	1,600,000	1,438,909

Transamerica Funds	Page 4

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Service Properties Trust
4.35%, 10/01/2024	$ 1,600,000	$ 1,431,592
Spirit Realty LP
4.00%, 07/15/2029	1,500,000	1,403,452
Welltower, Inc.
2.75%, 01/15/2031	1,500,000	1,303,988
WP Carey, Inc.
2.45%, 02/01/2032	1,700,000	1,414,773

		21,502,308

Food Products - 0.3%
Conagra Brands, Inc.
1.38%, 11/01/2027	1,600,000	1,376,548

Health Care Providers & Services - 0.8%
CVS Health Corp.
3.63%, 04/01/2027	2,300,000	2,294,860
Elevance Health, Inc.
2.38%, 01/15/2025	1,900,000	1,849,682

		4,144,542

Hotels, Restaurants & Leisure - 1.8%
Choice Hotels International, Inc.
3.70%, 12/01/2029	1,400,000	1,268,019
Expedia Group, Inc.
6.25%, 05/01/2025 (B)	1,459,000	1,513,262
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	2,400,000	2,369,724
Marriott International, Inc.
2.13%, 10/03/2022	1,600,000	1,596,048
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (B)	1,500,000	1,488,750
5.50%, 03/01/2025 (B)	1,800,000	1,773,396

		10,009,199

Household Durables - 0.3%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,800,000	1,800,732

Insurance - 0.6%
Empower Finance LP
1.36%, 09/17/2027 (B)	1,600,000	1,401,218
Sitka Holdings LLC
3-Month LIBOR + 4.50%, 6.75% (A), 07/06/2026 (B)	1,700,000	1,627,975

		3,029,193

IT Services - 0.4%
Amdocs Ltd.
2.54%, 06/15/2030	1,100,000	956,208
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	1,600,000	1,452,260

		2,408,468

Machinery - 0.3%
Daimler Trucks Finance North America LLC
3-Month SOFR + 0.75%, 2.63% (A), 12/13/2024 (B)	1,600,000	1,579,611

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.40%, 04/01/2033	$ 1,500,000	$ 1,394,616

Oil, Gas & Consumable Fuels - 0.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,200,000	1,059,725

Pharmaceuticals - 0.7%
Bayer US Finance II LLC
4.38%, 12/15/2028 (B)	1,400,000	1,394,454
Teva Pharmaceutical Finance Netherlands II BV
4.50%, 03/01/2025	EUR 1,100,000	1,121,349
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 04/15/2024	$ 1,100,000	1,109,625

		3,625,428

Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC
5.41%, 07/13/2044 (C)	GBP 734,342	929,107

Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc.
3.14%, 11/15/2035 (B)	$ 1,917,000	1,549,466
3.19%, 11/15/2036 (B)	1,700,000	1,365,728
3.50%, 02/15/2041 (B)	1,700,000	1,360,989
4.30%, 11/15/2032	1,400,000	1,328,330
NXP BV / NXP Funding LLC
4.88%, 03/01/2024	1,900,000	1,925,015

		7,529,528

Software - 0.4%
Citrix Systems, Inc.
3.30%, 03/01/2030	1,400,000	1,384,089
Oracle Corp.
3.85%, 04/01/2060	1,300,000	935,826

		2,319,915

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp.
5.45%, 06/15/2023	587,000	593,452

Tobacco - 0.3%
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	1,700,000	1,643,412

Wireless Telecommunication Services - 0.4%
Altice France SA
5.88%, 02/01/2027 (B)	EUR 1,200,000	1,154,282
T-Mobile USA, Inc.
2.55%, 02/15/2031	$ 1,400,000	1,223,734

		2,378,016

Total Corporate Debt Securities (Cost $181,419,667)		166,205,828

Transamerica Funds	Page 5

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.9%
Israel - 1.4%
Bank of Israel Bill - Makam
Zero Coupon, 03/02/2023 - 05/03/2023	ILS 20,200,000	$ 5,874,589
Israel Government International Bond
3.88%, 07/03/2050	$ 1,900,000	1,762,250

		7,636,839

Japan - 0.8%
Japan Bank for International Cooperation
2.88%, 07/21/2027	1,700,000	1,679,793
Japan Finance Organization for Municipalities
3.38%, 09/27/2023 (B)	2,900,000	2,904,988

		4,584,781

Peru - 0.4%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 2,600,000	589,645
8.20%, 08/12/2026 (C)	5,600,000	1,473,321

		2,062,966

Republic of South Africa - 1.3%
Republic of South Africa Government Bond
10.50%, 12/21/2026	ZAR 110,000,000	6,983,875

Total Foreign Government Obligations (Cost $23,007,320)		21,268,461

MORTGAGE-BACKED SECURITIES - 14.9%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1,
3.90%, 08/10/2035 (B)	$ 1,600,000	1,574,377
A10 Bridge Asset Financing LLC
Series 2020-C, Class A,
2.02%, 08/15/2040 (B)	212,485	209,691
Alternative Loan Trust
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 2.80% (A), 08/25/2035	714,584	439,324
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	81,485	66,420
Series 2006-J8, Class A2,
6.00%, 02/25/2037	112,199	57,770
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 2.32% (A), 09/20/2046	240,985	230,502
Series 2007-2CB, Class 1A13,
1-Month LIBOR + 1.00%, 5.75% (A), 03/25/2037	124,869	79,693
Series 2007-HY4, Class 1A1,
3.04% (A), 06/25/2037	144,260	122,841
Series 2007-J1, Class 2A8,
6.00%, 03/25/2037	1,216,778	583,553
AREIT LLC
Series 2022-CRE7, Class A,
1-Month SOFR + 2.24%, 4.34% (A), 06/17/2039 (B)	1,400,000	1,385,723

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Ashford Hospitality Trust
Series 2018-KEYS, Class A,
1-Month LIBOR + 1.00%, 3.00% (A), 06/15/2035 (B)	$ 2,200,000	$ 2,124,988
Banc of America Funding Trust
Series 2005-D, Class A1,
3.04% (A), 05/25/2035	53,287	52,122
Series 2006-4, Class A12,
6.00%, 07/25/2036	488,900	418,863
Series 2006-J, Class 4A1,
3.51% (A), 01/20/2047	11,035	10,344
BBCMS Mortgage Trust
Series 2022-C15, Class A5,
3.66% (A), 04/15/2055	2,800,000	2,747,691
Bear Stearns Alt-A Trust
Series 2006-6, Class 31A1,
3.36% (A), 11/25/2036	464,764	301,555
Series 2006-6, Class 32A1,
2.98% (A), 11/25/2036	125,355	69,593
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
3.36% (A), 08/25/2033	56,684	54,878
Series 2003-8, Class 2A1,
2.09% (A), 01/25/2034	1,719	1,637
Series 2003-8, Class 4A1,
2.58% (A), 01/25/2034	18,484	18,181
Series 2006-4, Class 1A1,
3.22% (A), 10/25/2036	12,602	11,549
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
2.97% (A), 01/26/2036	56,507	46,471
Benchmark Mortgage Trust
Series 2019-B9, Class A5,
4.02%, 03/15/2052	1,600,000	1,608,937
Series 2022-B33, Class A5,
3.46%, 03/15/2055	1,500,000	1,450,669
BFLD Trust
Series 2020-EYP, Class A,
1-Month LIBOR + 1.15%, 3.15% (A), 10/15/2035 (B)	1,300,000	1,259,046
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1,
1-Month LIBOR + 0.25%, 2.51% (A), 08/25/2035 (B)	22,835	21,286
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 3.79% (A), 09/25/2035	9,486	9,279
Series 2009-3, Class 5A3,
6.00% (A), 02/25/2037 (B)	461,509	421,064
CitiMortgage Alternative Loan Trust
Series 2006-A7, Class 1A9,
1-Month LIBOR + 0.65%, 2.91% (A), 12/25/2036	654,487	549,866
COMM Mortgage Trust
Series 2015-CR26, Class ASB,
3.37%, 10/10/2048	877,257	876,916
Series 2016-787S, Class A,
3.55%, 02/10/2036 (B)	1,400,000	1,335,640

Transamerica Funds	Page 6

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp.
1.44% (A), 03/25/2032 (B)	$ 105	$ 97
Series 2003-AR15, Class 2A1,
2.87% (A), 06/25/2033	66,990	63,664
Series 2003-AR28, Class 2A1,
3.24% (A), 12/25/2033	314,096	310,903
CRSNT Trust
Series 2021-Moon, Class A,
1-Month LIBOR + 0.82%, 2.82% (A), 04/15/2036 (B)	1,600,000	1,544,052
CSMC Trust
Series 2014-7R, Class 4A2,
1.16% (A), 10/27/2036 (B)	1,346,105	1,286,285
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-6, Class 2A3,
5.50%, 12/25/2035	137,850	123,689
DOLP Trust
Series 2021-NYC, Class A,
2.96%, 05/10/2041 (B)	1,600,000	1,417,825
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 3.08% (A), 07/15/2038 (B)	1,689,601	1,651,376
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA4, Class 1A8,
6.25%, 08/25/2037	87,004	43,194
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
3.87% (A), 08/25/2035	5,566	3,986
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ2, Class A4,
2.50% (A), 06/25/2052 (B)	1,327,735	1,172,410
GS Mortgage-Backed Securities Trust
Series 2021-GR3, Class A2,
2.50% (A), 04/25/2052 (B)	1,480,058	1,307,431
Series 2021-HP1, Class A2,
2.50% (A), 01/25/2052 (B)	1,463,332	1,294,237
Series 2022-GR2, Class A2,
3.00% (A), 08/26/2052 (B)	1,746,366	1,604,338
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
2.99% (A), 09/25/2035	7,550	7,325
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
2.95% (A), 12/19/2035	98,620	59,618
Series 2006-6, Class 5A1A,
3.40% (A), 08/19/2036	15,610	14,519
Series 2007-1, Class 2A1A,
1-Month LIBOR + 0.26%, 2.38% (A), 03/19/2037	1,520,367	1,359,861
Hawksmoor Mortgages PLC
Series 2019-1A, Class A,
1-Month SONIA + 1.05%, 1.70% (A), 05/25/2053 (B)	GBP 4,288,978	5,222,297
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	$ 1,700,000	1,660,291
IndyMac INDX Mortgage Loan Trust
Series 2005-AR11, Class A3,
3.19% (A), 08/25/2035	514,762	424,325

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
INTOWN Mortgage Trust
Series 2022-STAY, Class A,
1-Month SOFR + 2.49%, 4.74%, 08/15/2037 (B) (J)	$ 1,400,000	$ 1,392,999
JPMorgan Alternative Loan Trust
Series 2006-A2, Class 1A1,
1-Month LIBOR + 0.36%, 2.62% (A), 05/25/2036	594,425	525,524
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-PHH, Class A,
1-Month LIBOR + 1.21%, 3.21% (A), 06/15/2035 (B)	1,744,354	1,698,198
Series 2021-HTL5, Class A,
1-Month LIBOR + 1.12%, 3.12% (A), 11/15/2038 (B)	1,700,000	1,632,055
JPMorgan Mortgage Trust
Series 2022-LTV2, Class A3,
3.50% (A), 09/25/2052 (B)	1,479,463	1,407,284
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1,
3.00% (A), 06/25/2059 (B)	1,196,027	1,194,305
Series 2020-GS1, Class A1,
2.88% (A), 10/25/2059 (B)	1,283,457	1,275,615
Lehman XS Trust
Series 2007-4N, Class 2A,
1-Month LIBOR + 0.40%, 2.66% (A), 03/25/2047	1,306,980	1,162,091
Ludgate Funding PLC
Series 2007-1, Class A2A,
3-Month GBP LIBOR + 0.16%, 1.85% (A), 01/01/2061 (C)	GBP 1,056,640	1,185,075
LUXE Trust
Series 2021-TRIP, Class A,
1-Month LIBOR + 1.05%, 3.05% (A), 10/15/2038 (B)	$ 1,700,000	1,637,614
Manhattan West Mortgage Trust
Series 2020-1MW, Class A,
2.13%, 09/10/2039 (B)	1,500,000	1,349,662
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 2.66% (A), 03/25/2036	87,511	7,847
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL5, Class A,
1-Month SOFR + 0.96%, 2.92% (A), 07/15/2036 (B)	1,008,071	993,055
Mill City Mortgage Loan Trust
Series 2019-GS2, Class M2,
3.25% (A), 08/25/2059 (B)	1,600,000	1,486,602
Morgan Stanley Capital I Trust
Series 2021-230P, Class A,
1-Month LIBOR + 1.17%, 3.17% (A), 12/15/2023 (B)	1,700,000	1,634,397
Mortimer BTL PLC
Series 2020-1, Class A,
SONIA + 1.07%, 1.86% (A), 06/21/2052 (C)	GBP 1,010,825	1,223,202

Transamerica Funds	Page 7

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month LIBOR + 1.10%, 3.10% (A), 11/15/2038 (B)	$ 1,700,000	$ 1,616,248
One New York Plaza Trust
Series 2020-1NYP, Class A,
1-Month LIBOR + 0.95%, 2.95% (A), 01/15/2036 (B)	1,000,000	960,422
Ready Capital Mortgage Financing LLC
Series 2021-FL7, Class A,
1-Month LIBOR + 1.20%, 3.46% (A), 11/25/2036 (B)	1,597,755	1,553,914
Reperforming Loan Trust REMIC
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	42,649	40,304
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 2.60% (A), 06/25/2035 (B)	165,559	158,554
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	376	372
Ripon Mortgages PLC
Series 1RA, Class A,
1-Month SONIA + 0.70%, 1.35% (A), 08/28/2056 (B)	GBP 2,214,820	2,644,671
Series 1RA, Class C,
SONIA + 1.15%, 1.80% (A), 08/28/2056 (B)	2,300,000	2,645,076
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 1.87% (A), 06/12/2044 (C)	$ 1,272,216	1,197,128
Sequoia Mortgage Trust
Series 2004-11, Class A2,
6-Month LIBOR + 0.64%, 2.67% (A), 12/20/2034	385,161	345,437
Series 2007-1, Class 1A1,
2.22% (A), 01/20/2047	93,920	65,497
Series 2007-3, Class 2AA1,
3.20% (A), 07/20/2037	480,253	399,108
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 2.89% (A), 10/20/2027	2,088	2,011
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
2.81% (A), 09/25/2034	43,310	42,444
Series 2004-19, Class 2A1,
12-MTA + 1.40%, 2.04% (A), 01/25/2035	48,678	42,146
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.50%, 2.62% (A), 07/19/2035	6,072	5,556
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.50%, 2.62% (A), 07/19/2035	5,236	4,923
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 2.62% (A), 07/19/2035	15,867	14,714

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust (continued)
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.56%, 2.82% (A), 02/25/2036	$ 145,434	$ 131,957
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 2.78% (A), 09/19/2032	1,657	1,601
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1,
3.39% (A), 06/25/2033	34,459	33,390
Towd Point Mortgage Funding
Series 2019-A13A, Class A1,
SONIA + 0.90%, 1.36% (A), 07/20/2045 (B)	GBP 3,987,144	4,848,265
Series 2019-GR4A, Class A1,
SONIA + 1.03%, 2.34% (A), 10/20/2051 (B)	1,138,747	1,371,391
UBS Commercial Mortgage Trust
Series 2019-C17, Class A4,
2.92%, 10/15/2052	$ 1,300,000	1,203,558
UWM Mortgage Trust
Series 2021-INV3, Class A3,
2.50% (A), 11/25/2051 (B)	2,166,970	1,914,789
Series 2021-INV4, Class A3,
2.50% (A), 12/25/2051 (B)	1,512,138	1,336,178
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
2.57% (A), 09/25/2033	62,785	58,770
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR1, Class 2A4,
2.83% (A), 03/25/2036	326,060	298,920

Total Mortgage-Backed Securities (Cost $87,000,458)		81,455,061

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
Illinois - 0.5%
City of Chicago, General Obligation Unlimited,
Series B,
7.75%, 01/01/2042	170,000	181,869
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	1,500,000	1,630,373
7.35%, 07/01/2035	942,500	1,065,436

		2,877,678

New York - 0.2%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	1,200,000	1,060,072

Total Municipal Government Obligations (Cost $3,931,115)		3,937,750

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.5%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 1.67% (A), 09/01/2035	5,014	5,089
12-Month LIBOR + 1.87%, 2.12% (A), 09/01/2035	21,754	21,641
1-Year CMT + 2.22%, 2.35% (A), 11/01/2033	9,270	9,195

Transamerica Funds	Page 8

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
1-Year CMT + 2.26%, 2.38% (A), 01/01/2036	$ 446,990	$ 443,365
1-Year CMT + 2.23%, 2.45% (A), 03/01/2034	16,762	17,057
3.00%, 04/01/2052	3,999,529	3,865,405
3.50%, 07/01/2026 - 03/01/2027	254,739	257,622
4.50%, 08/01/2025	773	794
5.00%, 11/01/2024	332,014	343,049
Federal Home Loan Mortgage Corp. REMIC
6.50%, 04/15/2029	385	403
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 1.84% (A), 10/25/2044	74,180	76,770
12-MTA + 1.40%, 2.04% (A), 07/25/2044	68,724	71,782
6.50%, 07/25/2043	6,150	6,782
Federal National Mortgage Association
12-MTA + 1.20%, 1.68% (A), 03/01/2044 - 10/01/2044	218,687	221,994
1-Month LIBOR + 0.35%, 1.97% (A), 09/25/2042	78,864	77,857
1-Year CMT + 2.04%, 2.04% (A), 09/01/2035	25,317	25,294
1-Year CMT + 2.19%, 2.19% (A), 01/01/2026	785	784
12-Month LIBOR + 1.72%, 2.34% (A), 03/01/2034	16,294	16,646
1-Year CMT + 2.27%, 2.40% (A), 11/01/2033	9,361	9,280
12-Month LIBOR + 1.25%, 2.58% (A), 07/01/2035	9,910	10,077
1-Year CMT + 2.22%, 2.63% (A), 01/01/2028	3,502	3,484
3.00%, 03/01/2052	2,336,043	2,258,153
3.50%, 02/01/2026 - 05/01/2035	4,026,648	4,080,320
4.50%, 12/01/2024	14,749	15,181
5.00%, 08/01/2026 - 10/01/2029	205,801	212,215
6.00%, 07/01/2035 - 06/01/2040	453,602	492,076
Federal National Mortgage Association REMIC
6.30%, 10/17/2038	20,407	20,386
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.10%, 4.84% (A), 07/25/2034	153,668	18,272
Government National Mortgage Association
1-Year CMT + 1.50%, 1.88% (A), 05/20/2024	2,708	2,742
3.00%, 11/15/2049	309,357	301,230
4.00%, 03/15/2050	179,191	183,048
Government National Mortgage Association REMIC
1-Month LIBOR + 0.60%, 1.72% (A), 08/20/2065 - 10/20/2065	2,025,774	2,012,428
1-Month LIBOR + 0.95%, 2.07% (A), 12/20/2066	772,580	773,151
1-Month LIBOR + 1.00%, 2.12% (A), 12/20/2065	3,026,328	3,028,879
Government National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.56%, 4.40% (A), 10/16/2033	84,991	1,766
(1.00) * 1-Month LIBOR + 6.60%, 4.47% (A), 09/20/2034	200,911	17,447

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Uniform Mortgage-Backed Security
3.00%, TBA (J)	$ 74,700,000	$ 72,021,395
3.50%, TBA (J)	42,800,000	42,280,123
4.00%, TBA (J)	22,400,000	22,494,399

Total U.S. Government Agency Obligations (Cost $151,951,371)		155,697,581

U.S. GOVERNMENT OBLIGATIONS - 18.2%
U.S. Treasury - 18.2%
U.S. Treasury Bond
1.38%, 11/15/2040 - 08/15/2050 (K)	27,600,000	20,083,211
1.63%, 11/15/2050 (K)	1,000,000	730,352
1.88%, 02/15/2041	5,900,000	4,787,297
2.25%, 05/15/2041	800,000	690,625
2.38%, 02/15/2042	2,000,000	1,756,875
2.88%, 08/15/2045 - 05/15/2049 (K)	16,200,000	15,421,406
3.00%, 02/15/2048 (K)	7,800,000	7,583,977
3.13%, 08/15/2044 (K)	10,800,000	10,556,578
3.25%, 05/15/2042	16,000,000	16,160,000
4.25%, 05/15/2039 (K)	900,000	1,067,449
4.38%, 11/15/2039 (K)	4,900,000	5,880,574
4.63%, 02/15/2040 (K)	700,000	865,703
U.S. Treasury Note
1.75%, 06/30/2024 (K) (L)	4,200,000	4,110,914
1.88%, 08/31/2022 (K) (L) (M)	4,000,000	3,998,774
2.00%, 10/31/2022	400,000	399,613
2.25%, 08/15/2027 (K) (M)	4,800,000	4,691,813
2.88%, 05/15/2032	400,000	407,937

Total U.S. Government Obligations (Cost $111,933,538)		99,193,098

	Shares	Value
COMMON STOCK - 0.0% (N)
Household Durables - 0.0% (N)
Urbi Desarrollos Urbanos SAB de CV (H)	381	157

Total Common Stock (Cost $417,098)		157

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Israel - 1.1%
Bank of Israel Bill - Makam
0.00% (O), 09/07/2022 - 10/07/2022	ILS 9,300,000	2,731,625
0.01% (O), 10/07/2022 - 11/02/2022	11,100,000	3,257,258

Total Short-Term Foreign Government Obligations (Cost $6,395,320)		5,988,883

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 1.1%
U.S. Treasury Bill
1.14% (O), 09/01/2022 (P)	$ 1,700,000	1,696,889
2.15% (O), 10/13/2022 (I) (P)	2,200,000	2,189,728
2.52% (O), 10/20/2022	2,000,000	1,989,659

Total Short-Term U.S. Government Obligations (Cost $5,877,332)		5,876,276

Transamerica Funds	Page 9

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (O)	2,584,279	$ 2,584,279

Total Other Investment Company (Cost $2,584,279)		2,584,279

	Principal	Value
REPURCHASE AGREEMENTS - 12.5%
Credit Agricole Securities, Inc. 2.28% (O), dated 07/29/2022, to be repurchased at $67,612,844 on 08/01/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 08/15/2026, and with a value of $69,497,334.	$ 67,600,000	67,600,000
Fixed Income Clearing Corp., 0.65% (O), dated 07/29/2022, to be repurchased at $840,147 on 08/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 07/15/2025, and with a value of $856,930.	840,101	840,101

Total Repurchase Agreements (Cost $68,440,101)		68,440,101

Total Investments Excluding Swaptions Purchased (Cost $707,265,674)		675,482,373
Total Swaptions Purchased - 0.0% (N) (Cost $16,500)		11

Total Investments (Cost $707,282,174)		675,482,384
Net Other Assets (Liabilities) - (23.7)%		(129,511,809)

Net Assets - 100.0%		$ 545,970,575

Transamerica Funds	Page 10

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - 10-Year	NGFP	3-Month USD-SOFR	Pay	2.86%	08/04/2022	USD	1,500,000	$16,500	$11

EXCHANGE-TRADED OPTIONS WRITTEN:

Description	Exercise Price	Expiration Date	Notional Amount	Number of Contracts	Premiums (Received)	Value
Put - 90-Day Euro Dollar Futures	USD 96.50	12/18/2023	USD 360,000	144	$ (166,863)	$ (162,900)

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - Uniform Mortgage-Backed Security, TBA	JPM	USD	98.91	08/04/2022	USD	11,151,783,000	2,700,000	$(10,547)	$(8,402)
Call - Uniform Mortgage-Backed Security, TBA	JPM	USD	101.87	08/04/2022	USD	291,246,000	3,000,000	(9,375)	(4,679)
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	96.91	08/04/2022	USD	11,151,783,000	2,700,000	(13,500)	(32)
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	98.09	08/04/2022	USD	1,320,315,200	13,600,000	(66,938)	(48)
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	99.66	09/07/2022	USD	737,823,200	7,600,000	(28,500)	(9,945)
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	99.77	08/04/2022	USD	22,303,566,000	5,400,000	(14,344)	(18)
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	99.83	08/04/2022	USD	524,242,800	5,400,000	(14,344)	(22)
Put - Uniform Mortgage-Backed Security, TBA	JPM	USD	99.87	08/04/2022	USD	3,000,000	3,000,000	(14,531)	(14)

Total								$(172,079)	$(23,160)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - AUD vs USD	BCLY	AUD	0.74	08/11/2022	AUD	1,400,000	$(8,076)	$(118)
Call - USD vs BRL	HSBC	USD	5.62	08/09/2022	USD	2,200,000	(34,118)	(946)
Call - USD vs BRL	DUB	USD	5.72	08/12/2022	USD	6,570,000	(107,873)	(2,359)

Total							$(150,067)	$(3,423)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 1-Year	GSB	3-Month USD-SOFR	Receive	2.15%	11/20/2023	USD	4,900,000	$(17,089)	$(22,056)
Call - 1-Year(J)	GSB	3-Month USD-SOFR	Receive	2.70	04/02/2024	USD	3,600,000	(28,238)	(32,969)
Call - 5-Year	GSB	3-Month USD-SOFR	Receive	2.25	08/25/2022	USD	12,600,000	(64,890)	(36,738)
Call - 10-Year	GSB	3-Month USD-SOFR	Receive	2.31	08/19/2022	USD	10,900,000	(95,648)	(54,989)
Put - 1-Year(J)	GSB	3-Month USD-SOFR	Pay	2.70	04/02/2024	USD	3,600,000	(28,238)	(19,539)
Put - 1-Year	GSB	3-Month USD-SOFR	Pay	3.65	11/20/2023	USD	4,900,000	(17,089)	(12,382)
Put - 5-Year	GSB	3-Month USD-SOFR	Pay	2.85	08/25/2022	USD	12,600,000	(64,890)	(13,469)
Put - 10-Year	GSB	3-Month USD-SOFR	Pay	3.01	08/19/2022	USD	10,900,000	(95,648)	(2,321)

Total								$(411,730)	$(194,463)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(900,739)	$(383,946)

Transamerica Funds	Page 11

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (Q)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2022 (R)	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2022	0.64%	USD	1,400,000	$3,467	$1,661	$1,806
AT&T, Inc., 3.80%, 02/15/2027	1.00	Quarterly	12/20/2026	1.14	USD	1,500,000	(5,310)	15,103	(20,413)
Bank of America Corp., 1.12%, 04/24/2023	1.00	Quarterly	12/20/2022	0.40	USD	1,700,000	5,908	4,740	1,168
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2023	0.70	USD	600,000	3,330	(8,219)	11,549
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	0.75	USD	200,000	1,159	(224)	1,383
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2024	0.88	USD	700,000	3,234	(4,603)	7,837
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2026	1.20	USD	1,400,000	(8,925)	6,797	(15,722)
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2026	1.34	USD	200,000	(2,469)	1,946	(4,415)
General Motors Co., 4.88%, 10/02/2023	5.00	Quarterly	12/20/2026	1.99	USD	1,500,000	188,128	247,329	(59,201)
Rolls-Royce Holdings PLC, 2.13%, 06/18/2021	1.00	Quarterly	12/20/2024	2.92	EUR	1,300,000	(51,750)	(3,217)	(48,533)

Total							$136,772	$261,313	$(124,541)

Credit Default Swap Agreements on Credit Indices – Buy Protection (U)

Reference Obligation	Fixed Rate Payable	Payment Frequency	Maturity Date	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Crossover - Series 27	1.00%	Quarterly	06/20/2027	EUR	2,400,000	$(2,407)	$6,010	$(8,417)
North America High Yield Index - Series 35	5.00	Quarterly	12/20/2025	USD	490,000	(15,134)	(23,680)	8,546
North America High Yield Index - Series 36	5.00	Quarterly	06/20/2026	USD	1,078,000	(32,316)	(77,463)	45,147
North America High Yield Index - Series 38	5.00	Quarterly	06/20/2027	USD	7,722,000	(130,801)	124,355	(255,156)
North American Investment Grade Index - Series 38	1.00	Quarterly	06/20/2027	USD	22,400,000	(222,081)	(11,303)	(210,778)

Total						$(402,739)	$17,919	$(420,658)

Credit Default Swap Agreements on Credit Indices – Sell Protection (Q)

	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (S)	Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 27	5.00%	Quarterly	06/20/2027	EUR 13,600,000	$ 15,342	$ 801,998	$ (786,656)

Transamerica Funds	Page 12

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.80%	Quarterly/Semi-Annually	08/22/2023	USD	6,700,000	$27,230	$(159)	$27,389
6-Month EUR-EURIBOR	Receive	0.75	Semi-Annually/Annually	06/15/2032	EUR	28,700,000	(2,359,438)	(1,184,058)	(1,175,380)
6-Month EUR-EURIBOR	Receive	1.00	Semi-Annually/Annually	05/18/2027	EUR	7,000,000	(79,416)	(129,648)	50,232
6-Month JPY-TONA	Receive	0.38	Semi-Annually/Annually	06/18/2028	JPY	460,000,000	35,429	23,624	11,805
12-Month GBP-SONIA	Pay	0.75	Annually	09/21/2052	GBP	10,000,000	3,459,164	2,435,997	1,023,167
12-Month GBP-SONIA	Receive	0.80	Annually	03/15/2032	GBP	5,400,000	(714,405)	(66)	(714,339)
12-Month GBP-SONIA	Pay	0.90	Annually	03/15/2052	GBP	2,000,000	607,631	32	607,599
12-Month JPY-TONA	Pay	0.50	Annually	03/15/2042	JPY	807,000,000	306,876	222,254	84,622
12-Month JPY-TONA	Pay	0.66	Annually	04/19/2042	JPY	35,000,000	5,087	—	5,087
12-Month JPY-TONA	Pay	0.80	Annually	06/15/2052	JPY	530,000,000	186,373	6,047	180,326
12-Month USD-SOFR	Pay	1.75	Annually	12/21/2052	USD	14,300,000	1,999,008	2,839,382	(840,374)
12-Month USD-SOFR	Receive	1.79	Annually	05/03/2027	USD	5,000,000	(139,376)	—	(139,376)
12-Month USD-SOFR	Receive	3.13	Maturity/Annually	06/21/2025	USD	59,300,000	484,766	12,781	471,985
BRL-CDI	Receive	11.09	Maturity	01/02/2025	BRL	120,000,000	(656,812)	—	(656,812)

Total							$3,162,117	$4,226,186	$(1,064,069)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (Q)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2022 (R)	Notional Amount (S)		Value (T)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Colombia Government International Bond, 10.38%, 01/28/2033	MSC	1.00%	Quarterly	06/20/2027	2.57%	USD	2,100,000	$(141,911)	$(110,434)	$(31,477)
Colombia Government International Bond, 10.38%, 01/28/2033	BNP	1.00	Quarterly	06/20/2027	2.57	USD	100,000	(6,758)	(4,477)	(2,281)
Colombia Government International Bond, 10.38%, 01/28/2033	CITI	1.00	Quarterly	06/20/2027	2.57	USD	200,000	(13,515)	(6,767)	(6,748)
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00	Quarterly	06/20/2024	2.00	USD	1,900,000	(32,733)	(28,642)	(4,091)
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	MSC	1.00	Quarterly	12/20/2026	2.82	USD	1,400,000	(98,540)	(56,121)	(42,419)
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	BOA	1.00	Quarterly	12/20/2026	2.82	USD	3,200,000	(225,274)	(133,469)	(91,805)

Total								$(518,731)	$(339,910)	$(178,821)

										Value
OTC Swap Agreements, at value (Liabilities)										$(518,731)

Transamerica Funds	Page 13

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	324	09/30/2022	$36,162,247	$36,847,406	$685,159	$—
10-Year U.S. Treasury Note	377	09/21/2022	45,230,386	45,670,016	439,630	—
German Euro BOBL	31	09/08/2022	3,831,916	4,051,374	219,458	—
U.K. Gilt	10	09/28/2022	1,367,222	1,439,196	71,974	—

Total					$1,416,221	$—

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bond	(20)	09/12/2022	$(22,384,168)	$(22,573,678)	$—	$(189,510)
30-Year U.S. Treasury Bond	(3)	09/21/2022	(408,719)	(432,000)	—	(23,281)
Euro OAT	(45)	09/08/2022	(6,446,580)	(6,736,483)	—	(289,903)
Euro-BTP Italy Government Bond	(111)	09/08/2022	(13,331,815)	(14,331,825)	—	(1,000,010)
German Euro Bund	(82)	09/08/2022	(12,800,130)	(13,211,505)	—	(411,375)
German Euro BUXL	(5)	09/08/2022	(873,030)	(949,484)	—	(76,454)

Total					$—	$(1,990,533)

Total Futures Contracts					$1,416,221	$(1,990,533)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	08/16/2022	NOK	46,607,890	USD	4,763,003	$61,401	$—
BCLY	08/16/2022	GBP	489,000	USD	616,336	—	(20,606)
BCLY	09/26/2022	USD	3,501	ZAR	60,227	—	(99)
BNP	08/01/2022	DKK	5,825,501	USD	794,336	5,530	—
BNP	08/02/2022	USD	14,193	BRL	73,639	—	(31)
BNP	08/02/2022	USD	15,791,473	EUR	15,002,000	456,597	—
BNP	08/02/2022	AUD	6,153,000	USD	4,226,291	72,946	—
BNP	08/02/2022	EUR	660,000	USD	675,398	—	(753)
BNP	08/02/2022	BRL	73,639	USD	14,170	54	—
BNP	08/09/2022	USD	2,618,580	MXN	57,520,000	—	(198,396)
BNP	08/10/2022	CNH	10,143,000	USD	1,505,058	—	(2,348)
BNP	08/16/2022	USD	265,049	NOK	2,635,000	—	(7,701)
BNP	08/16/2022	JPY	80,500,000	USD	587,821	16,565	—
BNP	09/01/2022	USD	794,336	DKK	5,812,435	—	(5,507)
BNP	09/02/2022	USD	524,811	AUD	749,006	1,172	—
BNP	09/15/2022	MXN	57,764,000	USD	2,831,922	—	(22,457)
BNP	10/05/2022	USD	322,465	PEN	1,316,336	—	(10,211)
BOA	08/01/2022	USD	1,449,218	DKK	10,166,898	53,261	—
BOA	08/08/2022	USD	184,712	PEN	719,415	1,552	—
BOA	08/08/2022	PEN	868,099	USD	223,093	—	(2,079)
BOA	08/16/2022	USD	500,138	GBP	412,000	—	(1,786)
BOA	08/16/2022	NOK	25,897,642	USD	2,719,960	—	(39,283)
BOA	08/16/2022	BRL	3,463,640	USD	655,000	11,123	—
BOA	08/16/2022	GBP	590,000	USD	737,956	—	(19,182)
BOA	09/01/2022	USD	595,177	DKK	4,351,068	—	(3,569)
BOA	09/02/2022	USD	425,277	AUD	608,074	165	—
BOA	03/02/2023	USD	263,050	ILS	892,530	—	(3,460)
CITI	08/02/2022	USD	13,662	BRL	73,639	—	(562)
CITI	08/02/2022	BRL	73,639	USD	14,193	31	—
CITI	08/08/2022	USD	127,472	PEN	482,277	4,686	—
CITI	08/08/2022	PEN	2,513,154	USD	665,225	—	(25,388)
CITI	08/09/2022	USD	720,496	PEN	2,806,910	5,981	—
CITI	08/09/2022	PEN	2,040,125	USD	522,750	—	(3,424)
CITI	08/10/2022	CNH	20,092,000	USD	2,987,829	—	(11,151)
CITI	08/16/2022	USD	549,719	GBP	451,000	283	—
CITI	08/16/2022	BRL	3,462,985	USD	655,000	10,997	—
CITI	08/18/2022	PEN	2,806,910	USD	719,481	—	(5,953)

Transamerica Funds	Page 14

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	09/02/2022	BRL	73,639	USD	13,540	$553	$—
CITI	10/07/2022	USD	1,621,888	ILS	5,200,260	85,265	—
CITI	11/08/2022	USD	503,901	PEN	2,000,084	—	(199)
CITI	12/12/2022	USD	1,592,722	PEN	6,132,778	51,204	—
CITI	12/27/2022	USD	1,064,610	PEN	4,131,218	27,436	—
CITI	01/25/2023	USD	912,624	ZAR	15,989,818	—	(32,284)
CITI	04/05/2023	USD	2,797,377	ILS	9,130,080	65,856	—
CITI	04/27/2023	USD	642,974	PEN	2,539,221	11,083	—
CITI	05/03/2023	USD	1,652,817	ILS	5,453,800	18,484	—
DUB	08/09/2022	MXN	57,520,000	USD	2,802,372	14,605	—
DUB	08/16/2022	USD	1,310,000	BRL	6,940,380	—	(24,766)
DUB	08/16/2022	USD	23,813,702	GBP	19,305,000	295,170	—
DUB	10/07/2022	USD	1,911,903	ILS	6,099,640	109,522	—
DUB	10/27/2022	USD	2,760,147	MXN	57,520,000	—	(14,656)
DUB	12/12/2022	USD	2,099,277	ZAR	32,983,420	141,980	—
DUB	03/02/2023	USD	1,345,199	ILS	4,562,510	—	(17,172)
GSB	08/08/2022	PEN	28,197	USD	7,515	—	(336)
GSB	08/15/2022	USD	561,985	PEN	2,207,758	505	—
GSB	08/16/2022	USD	11,596	ZAR	199,000	—	(354)
GSB	08/23/2022	PEN	2,207,758	USD	561,413	—	(623)
GSB	11/02/2022	USD	1,619,297	ILS	4,999,500	138,988	—
HSBC	08/02/2022	USD	5,880,889	AUD	8,538,000	—	(84,801)
HSBC	08/02/2022	EUR	14,342,000	USD	14,632,701	27,532	—
HSBC	08/02/2022	AUD	1,027,920	USD	713,788	4,443	—
HSBC	08/05/2022	USD	20,383	CLP	17,079,970	1,446	—
HSBC	08/08/2022	USD	555,271	PEN	2,207,758	—	(6,813)
HSBC	08/09/2022	PEN	766,785	USD	197,951	—	(2,762)
HSBC	08/10/2022	USD	2,371,701	CNH	15,925,972	12,230	—
HSBC	08/10/2022	CNH	9,879,000	USD	1,461,867	1,731	—
HSBC	08/11/2022	USD	447,000	BRL	2,333,340	—	(2,458)
HSBC	08/15/2022	PEN	2,207,758	USD	554,831	6,648	—
HSBC	08/16/2022	USD	504,509	GBP	417,000	—	(3,506)
HSBC	08/16/2022	USD	3,863,483	JPY	519,300,000	—	(35,369)
HSBC	08/16/2022	USD	555,787	NOK	5,500,000	—	(13,521)
HSBC	08/16/2022	JPY	776,800,000	USD	5,672,110	160,025	—
HSBC	09/02/2022	USD	714,142	AUD	1,027,920	—	(4,489)
HSBC	09/02/2022	USD	13,869,122	EUR	13,564,000	—	(25,619)
HSBC	05/10/2023	USD	1,158,941	CNH	7,777,653	175	—
JPM	08/10/2022	USD	1,041,260	CNH	7,001,916	3,909	—
JPM	08/10/2022	CNH	18,726,000	USD	2,762,161	12,141	—
JPM	08/11/2022	BRL	2,335,575	USD	447,000	2,889	—
JPM	08/16/2022	USD	3,123,118	JPY	426,083,790	—	(75,876)
JPM	08/16/2022	USD	3,706,392	NOK	36,760,000	—	(98,652)
JPM	08/16/2022	GBP	448,000	USD	552,117	—	(6,336)
JPM	09/07/2022	USD	1,285,194	ILS	4,100,410	76,245	—
SCB	08/05/2022	CLP	17,079,970	USD	18,356	582	—
SCB	08/10/2022	USD	4,217,255	CNH	28,250,675	31,850	—
SCB	09/12/2022	USD	1,945,553	ZAR	30,077,860	144,651	—
SCB	10/18/2022	USD	18,141	CLP	17,079,970	—	(551)
UBS	08/16/2022	USD	2,626,930	NOK	26,385,000	—	(104,194)
UBS	08/16/2022	GBP	518,000	USD	622,849	8,210	—
UBS	09/26/2022	USD	912,624	ZAR	15,787,489	—	(31,218)
UBS	10/14/2022	USD	1,474,856	ZAR	25,377,405	—	(39,541)

Total						$2,157,702	$(1,010,042)

Transamerica Funds	Page 15

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$64,834,898	$—	$64,834,898
Corporate Debt Securities	—	166,205,828	—	166,205,828
Foreign Government Obligations	—	21,268,461	—	21,268,461
Mortgage-Backed Securities	—	81,455,061	—	81,455,061
Municipal Government Obligations	—	3,937,750	—	3,937,750
U.S. Government Agency Obligations	—	155,697,581	—	155,697,581
U.S. Government Obligations	—	99,193,098	—	99,193,098
Common Stock	157	—	—	157
Short-Term Foreign Government Obligations	—	5,988,883	—	5,988,883
Short-Term U.S. Government Obligations	—	5,876,276	—	5,876,276
Other Investment Company	2,584,279	—	—	2,584,279
Repurchase Agreements	—	68,440,101	—	68,440,101
Over-the-Counter Interest Rate Swaptions Purchased	—	11	—	11

Total Investments	$2,584,436	$672,897,948	$—	$675,482,384

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$220,568	$—	$220,568
Centrally Cleared Interest Rate Swap Agreements	—	7,111,564	—	7,111,564
Futures Contracts (W)	1,416,221	—	—	1,416,221
Forward Foreign Currency Contracts (W)	—	2,157,702	—	2,157,702

Total Other Financial Instruments	$1,416,221	$9,489,834	$—	$10,906,055

LIABILITIES
Other Financial Instruments
Exchange-Traded Options Written	$(162,900)	$—	$—	$(162,900)
Over-the-Counter Options Written	—	(23,160)	—	(23,160)
Over-the-Counter Foreign Exchange Options Written	—	(3,423)	—	(3,423)
Over-the-Counter Interest Rate Swaptions Written	—	(194,463)	—	(194,463)
Centrally Cleared Credit Default Swap Agreements	—	(471,193)	—	(471,193)
Centrally Cleared Interest Rate Swap Agreements	—	(3,949,447)	—	(3,949,447)
Over-the-Counter Credit Default Swap Agreements	—	(518,731)	—	(518,731)
Futures Contracts (W)	(1,990,533)	—	—	(1,990,533)
Forward Foreign Currency Contracts (W)	—	(1,010,042)	—	(1,010,042)

Total Other Financial Instruments	$(2,153,433)	$(6,170,459)	$—	$(8,323,892)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the total value of 144A securities is $166,143,633, representing 30.4% of the Fund’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2022, the total value of Regulation S securities is $12,881,009, representing 2.4% of the Fund’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Restricted securities. At July 31, 2022, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Citigroup, Inc. Fixed until 06/03/2030, 2.57%, 06/03/2031	05/26/2020	$1,800,000	$1,567,775	0.3%
Corporate Debt Securities	Citigroup, Inc. Fixed until 03/17/2025, 3.29%, 03/17/2026	03/10/2022	1,500,000	1,464,873	0.3

Total			$3,300,000	$3,032,648	0.6%

(F)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2022, the value of this security is $1,667,937, representing 0.3% of the Fund’s net assets.

Transamerica Funds	Page 16

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(H)	Non-income producing securities.
(I)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,531,097, collateralized by cash collateral of $2,584,279. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended July 31, 2022 was $11,482 at a weighted average interest rate of 0.08%.
(L)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $395,387.
(M)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $2,457,054.
(N)	Percentage rounds to less than 0.1% or (0.1)%.
(O)	Rates disclosed reflect the yields at July 31, 2022.
(P)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $787,536.
(Q)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(R)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(S)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(T)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(U)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(V)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(W)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
NGFP	Nomura Global Financial Products, Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

Transamerica Funds	Page 17

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

PORTFOLIO ABBREVIATIONS:

BOBL	Bundesobligationen (German Federal Government Securities)
BRL-CDI	Brazil Interbank Deposit Rate
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
BUXL	Bundesanleihen (German Long-Term Debt)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TONA	Tokyo Overnight Average

Transamerica Funds	Page 18

Transamerica Total Return

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Total Return (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 19

Transamerica Total Return

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 20